Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Parent country source	$ (12)	$ 14	$ (1,036)
Foreign sources	1,101	1,360	2,383
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,089	$ 1,374	$ 1,347